Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
CASH FLOW FROM OPERATING ACTIVITIES
Net profit for the year	R$ 177,079	R$ 126,338	R$ 27,310
Adjustments to reconcile profit for the year
Depreciation and amortization	23,078	23,222	15,027
Gain from changes in fair value of assets due to spin-off		(5,098)
Gain on sale of farm	(142,812)	(39,817)	(26,716)
Currency translation adjustment of joint venture spin-off		(30,616)
Residual value of property, plant and equipment and intangible assets disposed	433	433	1,896
Write-off of capitalized costs in investment properties		10,793	8,246
Share of (loss) profit of a joint venture	(1,102)	(14,671)	4,425
Unrealized loss (gain) on derivatives, net	4,475	(1,772)	(1,513)
Unrealized foreign exchange loss (gain), monetary variation and financial charges, net	12,950	12,191	(8,546)
Gain on remeasurement of receivable from sale of farms, net	(11,523)	(12,721)	(8,029)
Effect of share-based incentive plan - ILPA	1,648	844
Deferred income and social contribution taxes	12,232	21,044	1,814
Changes in fair value of biological assets and agricultural products	(56,718)	(99,083)	(12,266)
Adjustments to net realizable value of agricultural products after harvest	2,040	(883)	1,655
Allowance for doubtful accounts	(530)	(133)	(516)
(Reversal of) Provision for legal claims	(383)	(387)	139
Total	20,867	(10,316)	2,926
Changes in working capital
Trade accounts receivable	3,401	(6,746)	(7,297)
Inventories	(31,094)	(58,442)	(6,329)
Biological assets	34,627	60,312	5,576
Recoverable taxes	536	1,943	2,754
Derivative financial instruments	19,308	(16,982)	18,996
Other receivables	316	(2,356)	3,779
Trade accounts payable	13,595	11,178	24,996
Related parties	276	(2,338)	16,714
Taxes payable	3,157	1,718	(2,769)
Income tax and social contribution	(413)	1,323	(970)
Salaries and payroll	2,804	2,787	2,657
Advances from customers	(15,500)	15,540	5,353
Other liabilities	(542)	115	(1,335)
Net cash flows from (used in) operating activities	51,338	(2,264)	65,051
CASH FLOW FROM INVESTING ACTIVITIES
Addition to property, plant and equipment and intangible assets	(43,670)	(43,105)	(25,478)
Addition on investment properties	(28,211)	(23,861)	(119,150)
Redemption of (Investment in) marketable securities	21,737	(4,001)	125,090
Addition for future capital increase	(49)
Cash received from sales of farms and assets	28,927	5,267	6,011
Net cash flows used in investing activities	(21,266)	(65,700)	(13,527)
CASH FLOW FROM FINANCING ACTIVITIES
Payments of installments of financed acquisition of farm		(15,559)
Proceeds from loans, financing and debentures	90,594	270,310	39,469
Interest paid on loans, financing and debentures	(4,037)	(10,347)	(6,327)
Payment of loans and financing	(73,178)	(105,408)	(48,308)
Treasury stock acquired		(610)	(14,721)
Dividends paid	(41,000)	(12,972)	(32,043)
Net cash flows from (used in) financing activities	(27,621)	125,414	(61,930)
Increase (decrease) in cash and cash equivalents	2,451	57,450	(10,406)
Effect of exchange rate variation on cash and cash equivalents	(138)	3,066
Cash and cash equivalents at beginning of year	104,314	43,798	54,204
Cash and cash equivalents at end of year	R$ 106,627	R$ 104,314	R$ 43,798